Rule 497(e)
Registration No. 033-69804
1940 Act File No. 811-08062

SUPPLEMENT DATED AUGUST 29, 2016
TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JULY 31, 2016
OF

Nicholas Equity Income Fund, Inc.

THIS SUPPLEMENT UPDATES THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.
PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS AND STATEMENT OF
ADDITIONAL INFOMARTION FOR FUTURE REFERENCE.

The purpose of this supplement is to notify the shareholders of Nicholas Equity Income Fund, Inc. (the “Fund”) with deep and sincere regrets that Mr. Albert O. Nicholas passed away on August 4, 2016. He was very hard working, diligent, humble, and generous. Effective immediately, Mr. Michael L. Shelton is the Lead Portfolio Manager of the Nicholas Equity Income Fund, Inc. and David O. Nicholas is the Portfolio Manager of the Fund. The information regarding the previous portfolio manager found in the following sections of the prospectus dated July 31, 2016 is deleted and replaced with the following effective August 29, 2016.

PART A: INFORMATION REQUIRED IN THE PROSPECTUS:

1. The section “SUMMARY -- Portfolio Managers” on page 4 of the prospectus is revised and restated as follows:

Portfolio Managers

     Mr. Michael L. Shelton is the Lead Portfolio Manager of the Fund and is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Shelton is a Vice President of the Fund and has been the Lead Portfolio Manager of the Fund since August 2016. He formerly served as the Co-Portfolio Manager of the Fund from April 2011 to August 2016, and has been employed by the Adviser since 2006. Mr. David O. Nicholas is the President of the Fund and has been Portfolio Manager of the Fund since August 2016. He formerly served as the Co-Portfolio Manager of the Fund from July 2001 to April 2008.

2. The first paragraph of the section captioned “THE FUND'S INVESTMENT ADVISER” on page 12 of the prospectus is revised and restated as follows:

     Mr. Michael L. Shelton is the Lead Portfolio Manager of the Fund and is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Shelton was the Co-Portfolio Manager of the Fund from April 2011 to August 2016. Mr. Shelton also serves as the Portfolio Manager to another fund managed by the Adviser, and has been employed by the Adviser since 2006, and is a Chartered Financial Analyst and a Certified Public Accountant. In August 2016, Mr. David O. Nicholas became Portfolio Manager of the Fund. Mr. Nicholas was the Co-Portfolio Manager of the Fund from July 2001 to April 2008. Mr. Nicholas is President of the Fund, a Director of the Adviser and the President, Chief Executive Officer and Chief Investment Officer of the Adviser. Mr. Nicholas also serves as a Lead Portfolio Manager or Portfolio Manager to other funds managed by the Adviser, and is a Chartered Financial Analyst.

3. The last paragraph of the section captioned “THE FUND'S INVESTMENT ADVISER” on page 12 of the prospectus is revised and restated as follows:

     David O. Nicholas is a controlling person of the Adviser through his ownership of 60% of the outstanding voting securities of the Adviser which are held in trust for his benefit.

Part B: INFORMATION REQUIRED IN THE STATEMENT OF ADDITIONAL INFORMATION:

1. The last paragraph of the section captioned “THE FUND'S INVESTMENT ADVISER” on page 16 of the statement of additional information is revised and restated as follows:

     David O. Nicholas, President and Portfolio Manager and of the Fund, is President, Chief Executive Officer, Chief Investment Officer and a Director of the Adviser, and is a controlling person of the Adviser through his ownership of 60% of the outstanding voting securities of the Adviser which are held in trust for his benefit. Michael L. Shelton, Vice President and Lead Portfolio Manager of the Fund, is an employee of the Adviser. David L. Johnson is Executive Vice President of the Fund and Executive Vice President of the Adviser. He is an uncle of David O. Nicholas. Lynn S. Nicholas, Senior Vice President of the Fund, is Senior Vice President of the Adviser. Lynn S. Nicholas is the sister of David O. Nicholas. Lawrence J. Pavelec, Senior Vice President and Secretary of the Fund, is Senior Vice President, Secretary and Chief Operating Officer of the Adviser. Candace L. Lesak, Vice President of the Fund, is an employee of the Adviser. Jennifer R. Kloehn, Senior Vice President, Treasurer and Chief Compliance Officer of the Fund, is Senior Vice President, Treasurer, Chief Financial Officer and Chief Compliance Officer of the Adviser. K. Thor Lundgren, 100 E. Wisconsin Avenue, Milwaukee, Wisconsin, is a Director of the Adviser. Mr. Lundgren is a partner with the law firm of Michael Best & Friedrich LLP, Milwaukee, Wisconsin, legal counsel to the Fund and the Adviser.

In addition, effective August 1, 2016, Mr. Robert H. Bock submitted his bona fide resignation as a Director of the Fund and Mr. John A. Hauser was appointed by the remaining independent directors to the Fund’s Board of Directors. Accordingly, all references to Mr. Bock in the Statement of Additional Information are deleted and should be disregarded in their entirety.

2. On page 16, the entries for Albert O. Nicholas and Robert H. Bock in the second and third paragraphs of the section captioned “MANAGEMENT – DIRECTORS AND EXECUTIVE OFFICERS OF THE CORPORATION AND PORTFOLIO MANAGERS OF THE FUND” are deleted in their entirety and the following entry for Mr. John A. Hauser has been added.

     Mr. John Hauser has extensive business experience, including experience related to banking, investment management and financial matters.

To reflect the changes in board membership and changes to officer appointments, the biographical table appearing in the section captioned “MANAGEMENT – DIRECTORS AND EXECUTIVE OFFICERS OF THE CORPORATION AND PORTFOLIO MANAGERS OF THE FUND” is deleted in its entirety and replaced with the following table. The pertinent information about the Fund's officers and directors is as of August 29, 2016.

Other
				Number of	Directorships
		Term of		Portfolios	Held by
		Office and		in Fund	Director
	Positions	Length of		Complex	during the
	Held With	Time	Principal Occupations	Overseen	Past Five
Name and Age	Fund	Served	during Past Five Years	by Director	Years

DISINTERESTED
DIRECTORS
John A. Hauser, 57	Director	(1), Since	Senior Vice President –	4	None
		August	Director of Wealth Services,
		2016	Nicolet Bank, April 2016 to
present. Prior to its
acquisition by Nicolet Bank
in April 2016, Mr. Hauser
served in various senior
management roles for
Baylake Bank from 1984 to
2008 and from 2009 to April
2016.

Other
				Number of	Directorships
		Term of		Portfolios	Held by
		Office and		in Fund	Director
	Positions	Length of		Complex	during the
	Held With	Time	Principal Occupations	Overseen	Past Five
Name and Age	Fund	Served	during Past Five Years	by Director	Years
Timothy P. Reiland, 60	Director	(1), 14 years	Private Investor, Chairman	5	None
and Chief Financial Officer,
Musicnotes, Inc., October
2001 to present. Investment
Analyst from 1987 to
October 2001, Tucker
Anthony Incorporated, a
brokerage firm for its
division Tucker Anthony
Cleary Gull. Prior to its
acquisition by Tucker
Anthony in November 1998,
Cleary Gull was known as
Cleary Gull Reiland and
McDevitt Inc. He is a
Chartered Financial Analyst.

Jay H. Robertson, 64	Director	(1), 12 years	Private Investor, April 2000	6	None
to present. Chairman of the
Board of Robertson-Ryan
and Associates, Inc., an
insurance brokerage firm
from 1993 to March 2000.

OFFICERS
David O. Nicholas, 55	President	Annual,	President, Chief Executive	N/A	N/A
	and	23 years	Officer (since August 2016),
	Portfolio		Chief Investment Officer
	Manager		and Director, Nicholas
Company, Inc., the Adviser
to the Fund and employed
by the Adviser since 1986.
He has been Portfolio
Manager for, and primarily
responsible for the day-to-
day management of the
portfolios of Nicholas II,
Inc. and Nicholas Limited
Edition, Inc. since March
1993 and Portfolio Manager
of the Fund and Lead
Portfolio Manager of
Nicholas Fund, Inc. since
August 2016. He served as
Co-Portfolio Manager of the
Fund from July 2001 to
April 2008. He is a
Chartered Financial Analyst.

David L. Johnson, 74	Executive	Annual,	Executive Vice President,	N/A	N/A
	Vice	23 years	Nicholas Company, Inc., the
	President		Adviser to the Fund, and
employed by the Adviser
since 1980. He is a
Chartered Financial Analyst.

Other
				Number of	Directorships
		Term of		Portfolios	Held by
		Office and		in Fund	Director
	Positions	Length of		Complex	during the
	Held With	Time	Principal Occupations	Overseen	Past Five
Name and Age	Fund	Served	during Past Five Years	by Director	Years
Lynn S. Nicholas, 60	Senior Vice	Annual,	Senior Vice President,	N/A	N/A
	President	23 years	Nicholas Company, Inc., the
Adviser to the Fund, and
employed by the Adviser
since September 1983. She
is a Chartered Financial
Analyst.

Lawrence J. Pavelec, 57	Senior Vice	Annual,	Senior Vice President (since	N/A	N/A
	President	12 years	April 2003), Secretary and
	and		Chief Operating Officer
	Secretary		(since August 2016),
Nicholas Company, Inc., the
Adviser to the Fund, and
employed by the Adviser
since April 2003. He is
Portfolio Manager for and
primarily responsible for the
day-to-day management of
the portfolio of Nicholas
High Income Fund, Inc.,
since April 2008. He served
as Co-Portfolio Manager of
Nicholas High Income
Fund, Inc. from April 2003
until April 2008. He is a
Chartered Financial Analyst.

Candace L. Lesak, 58	Vice	Annual,	Employee, Nicholas	N/A	N/A
	President	23 years	Company, Inc., the Adviser
to the Fund, since February
1983. She is a Certified
Financial Planner.

Michael L. Shelton, 44	Vice	Annual,	Employee, Nicholas	N/A	N/A
	President	5 years	Company, Inc., the Adviser
	and Lead		to the Fund, since July 2006.
	Portfolio		He has been Lead Portfolio
	Manager		Manager for and primarily
responsible for the day-to-
day management of the
portfolio of the Fund since
August 2016 and Portfolio
Manager of Nicholas Fund,
Inc. since August 2016. He
served as Co-Portfolio
Manager of the Fund from
April 2011 to August 2016.
He is a Chartered Financial
Analyst and Certified Public
Accountant.

Other
				Number of	Directorships
		Term of		Portfolios	Held by
		Office and		in Fund	Director
	Positions	Length of		Complex	during the
	Held With	Time	Principal Occupations	Overseen	Past Five
Name and Age	Fund	Served	during Past Five Years	by Director	Years
Jennifer R. Kloehn, 43	Senior Vice	Annual,	Senior Vice President,	N/A	N/A
	President,	Since	Treasurer, Chief Financial
	Treasurer	August	Officer (since August 2016)
	and Chief	2016 and	and Chief Compliance
	Compliance	May 2016	Officer (since May 2016),
	Officer		Nicholas Company, Inc., the
Adviser to the Fund.
Compliance Officer and
Assistant Vice President,
Nicholas Company, Inc.,
July 2004 to April 2016. She
is a Certified Public
Accountant.

(1)	Until duly elected or re-elected at a subsequent annual meeting of the Fund.